Information by business segment and geographic area	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Information by business segment and geographic area

4. Information by business segment and geographic area

The segments are aligned with products and reflect the structure used by Management to evaluate the Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Committee and Board of Directors. Accordingly, the performance of the operating segments is assessed based on a measure of adjusted EBITDA, among other measures.

The Company’s adjusted EBITDA is calculated based on the operating income or loss (i) increased by dividends received and interest from associates and joint ventures; excluding (ii) depreciation, depletion, and amortization; and (iii) impairment reversal (impairment) and results on disposal of non-current assets.

Due to the reorganization of assets and the governance established by the Company for the Energy Transition Metals segment (notes 15 and 16), the Company is reviewing the items currently included in the EBITDA under "Other", especially the expenditures related to general and administrative expenses, research and development, and the results from associates and joint ventures. As a result, starting from 2024, the Company will reclassify some of these items currently classified under "Other" to Iron Ore Solutions and Energy Transition Metals segments.

In 2022, the Company allocated the financial information of the Midwestern System to “Other” as this operation was no longer analyzed by the chief operating decision maker as part of the performance of the Iron Ore Solutions business segment due to the binding agreement to sell this operation (note 16g). The comparative information was reclassified to reflect the revision in the allocation criteria.

Segment	Main activities
Iron Ore Solutions	Comprise the extraction and production of iron ore, iron ore pellets, other ferrous products, and its logistic related services.
Energy Transition Metals	Includes the extraction and production of nickel and its by-products (gold, silver, cobalt, precious metals and others), and copper, as well as its by-products (gold and silver).
Coal (discontinued operation)	Comprise the extraction and production of metallurgical and thermal coal and its logistic related services.
Other	Includes the revenue and cost of other products, services, research and development, investments in joint ventures and associates of other business and corporate expenses unallocated to the reportable segments, as well as the financial information related to Midwestern system and costs related to the Brumadinho event.

a) Adjusted EBITDA

		Year ended December 31,
	Notes	2023	2022	2021
Iron ore (i)		14,888	15,670	26,471
Iron ore pellets		3,122	3,653	4,873
Other ferrous products and services		117	120	136
Iron Ore Solutions		18,127	19,443	31,480

Nickel		851	1,924	1,576
Copper		1,100	569	1,617
Energy Transition Metals		1,951	2,493	3,193

Other (ii)		(2,117)	(2,176)	(3,330)

Adjusted EBITDA from continuing operations		17,961	19,760	31,343

Depreciation, depletion and amortization		(3,070)	(3,171)	(3,034)
Impairment reversal (impairment) and results on disposal of non-current assets, net and other (ii)	16 and 19	(482)	773	(426)
Dividends received and interest from associates and joint ventures (iii)		(204)	(154)	(190)
Operating income		14,205	17,208	27,693

Equity results and other results in associates and joint ventures	15	(1,108)	305	(1,271)
Financial results	6	(1,946)	2,268	3,119
Income before income taxes		11,151	19,781	29,541

(i) Includes the reclassification of the EBITDA of Midwestern System from the Iron Ore Solutions segment to “Other” in the amounts of US$77 and US$109 for the years ended December 31, 2022 and December 31, 2021, respectively.

(ii) Includes adjustments of US$216 for the year ended December 31, 2023, to reflect the performance of the streaming transactions at market prices.

(iii) In 2022, the Company received US$65 in dividends from California Steel Industries related to the sale transaction of this investment, which was treated as part of the result of the transaction (note 16h) and, therefore, this amount was not included in the adjusted EBITDA.

		Year ended December 31,
	Notes	2023	2022	2021
Adjusted EBITDA from discontinued operations (coal)		-	171	(189)

Depreciation, depletion and amortization		-	-	(69)
Impairment and results on disposals of non-current assets, net		-	(589)	(3,282)
Dividends received and interest from associates and joint ventures		-	-	(78)
Operating loss	16(l)	-	(418)	(3,618)

Equity results and other results in associates and joint ventures		-	-	(26)
Financial results		-	3,065	447
Derecognition of noncontrolling interest		-	(585)	-
Income (loss) before income taxes from discontinued operations (coal)	16(l)	-	2,062	(3,197)

b) Net operating revenue by shipment destination

	Year ended December 31, 2023
	Iron Ore Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	20,641	2	-	642	292	-	21,577
Japan	2,356	279	1	583	-	-	3,219
Asia, except Japan and China	2,111	407	10	513	267	-	3,308
Brazil	1,370	1,684	502	63	-	136	3,755
United States of America	-	262	-	1,361	-	-	1,623
Americas, except United States and Brazil	1	398	1	456	41	-	897
Germany	244	55	2	458	592	-	1,351
Europe, except Germany	1,037	374	-	1,082	1,184	-	3,677
Middle East, Africa, and Oceania	-	2,342	-	35	-	-	2,377
Net operating revenue	27,760	5,803	516	5,193	2,376	136	41,784

	Year ended December 31, 2022
	Iron Ore Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	20,545	41	7	1,538	72	-	22,203
Japan	2,557	208	-	765	5	-	3,535
Asia, except Japan and China	2,028	393	13	484	154	47	3,119
Brazil	1,305	1,997	447	60	-	328	4,137
United States of America	-	218	-	1,425	-	-	1,643
Americas, except United States and Brazil	-	472	5	597	-	125	1,199
Germany	357	16	-	597	551	-	1,521
Europe, except Germany	1,396	317	-	1,126	997	-	3,836
Middle East, Africa, and Oceania	-	2,594	-	27	-	25	2,646
Net operating revenue	28,188	6,256	472	6,619	1,779	525	43,839

	Year ended December 31, 2021
	Iron Ore Solutions			Energy Transition Metals
	Iron ore (i)	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	27,296	159	55	904	189	-	28,603
Japan	3,489	488	-	514	32	-	4,523
Asia, except Japan and China	2,998	515	23	592	373	-	4,501
Brazil	1,778	2,417	425	55	-	489	5,164
United States of America	23	369	-	1,151	-	-	1,543
Americas, except United States and Brazil	5	725	29	362	40	122	1,283
Germany	558	48	12	657	759	-	2,034
Europe, except Germany	2,175	194	4	1,126	1,197	-	4,696
Middle East, Africa, and Oceania	2	2,138	-	15	-	-	2,155
Net operating revenue	38,324	7,053	548	5,376	2,590	611	54,502

(i)	Includes the reclassification of the revenues of Midwestern System from the Iron Ore Solutions segment to “Other” in the amounts of US$231 and US$377 for the years ended December 31, 2022 and December 31, 2021, respectively.

The revenue from a single customer from the Iron Ore Solutions segment amounted to US$4,239, individually representing 10% of the Company's total revenue for the year ended December 31, 2023. In 2022 and 2021, no customer individually represented 10% or more of the Company's revenue.

c) Assets by segment

	December 31, 2023				December 31, 2022
	Iron Ore Solutions	Energy Transition Metals	Other	Total	Iron Ore Solutions	Energy Transition Metals	Other	Total
Investments in associates and joint ventures	1,349	-	523	1,872	1,296	-	502	1,798
Property, plant and equipment and intangibles	38,376	18,341	3,310	60,027	33,048	19,655	2,473	55,176

Capital expenditures
Sustaining capital (i)	2,539	1,610	120	4,269	2,236	1,521	102	3,859
Project execution	1,219	358	74	1,651	866	338	383	1,587
	3,758	1,968	194	5,920	3,102	1,859	485	5,446

(i)	According to the Company's shareholders remuneration policy, dividends are calculated based on 30% of the adjusted EBITDA less sustaining capital investments. The calculation also considered the investments made on the coal discontinued operation (note 16l), which was US$38 for the year ended December 31, 2022.

d) Assets by geographic area

	December 31, 2023				December 31, 2022
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	1,872	9,822	33,769	45,463	1,798	8,391	28,210	38,399
Canada	-	1,808	11,890	13,698	-	1,845	11,178	13,023
Americas, except Brazil and Canada	-	-	4	4	-	-	4	4
Indonesia (i)	-	-	59	59	-	1	2,731	2,732
China	-	1	14	15	-	1	19	20
Asia, except Indonesia and China	-	-	731	731	-	-	786	786
Europe	-	-	678	678	-	-	747	747
Oman	-	-	1,251	1,251	-	-	1,263	1,263
Total	1,872	11,631	48,396	61,899	1,798	10,238	44,938	56,974

(i)	The reduction refers substantially to the reclassification of PTVI's assets presented in these financial statements as “held for sale” in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations.

Accounting policy

Revenue from sales - Revenue from sales is recognized when control of a good or service is transferred to a customer. Given the diverse shipping terms associated with Vale's sales, revenue may be recognized at various stages: (i) when the product is available at the loading port, (ii) upon loading onto the ship, (iii) at the port of discharge, or (iv) at the customer's warehouse.

A substantial portion of Vale's sales operates under Cost and Freight ("CFR") and Cost, Insurance, and Freight ("CIF") Incoterms. In these instances, where the Company provides shipping services after the transfer of control, such services are treated as a distinct performance obligation. A portion of the transaction price is allocated and recognized over time as the shipping services are rendered.

Typically, contract payment terms involve upfront payments or the utilization of letters of credit. These terms generally do not have a significant financing component. Occasionally, sale prices are provisionally set at the sale date, with subsequent adjustments based on market fluctuations or contractual terms until the final pricing date.

Revenue recognition is based on the estimated fair value of the total consideration receivable. The provisional pricing mechanism embedded in these sales arrangements is deemed to have the characteristics of a derivative. Consequently, the fair value of the final sale price adjustment is continuously reassessed, and any changes are recognized as operational revenue in the income statement.